Annual Fund Operating Expenses - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund	Jul. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2028
Token
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.17%	[1]

[1]
1.	The Manager has contractually committed through May 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.17% for Token Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.